Submission	Jul. 31, 2024
Submission [Line Items]
Central Index Key	0000773840
Registrant Name	Honeywell International Inc.
Registration File Number	333-260437
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES